Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Jan. 26, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Aug. 25, 2015	Aug. 21, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014
C000007950
Account Value [Line Items]
Account Value	$ 68,794	$ 68,461	$ 66,359	$ 66,797		$ 60,042	$ 64,178	$ 63,658	$ 63,867	$ 58,233	$ 63,809	$ 62,706	$ 67,806	$ 68,801	$ 69,795	$ 68,162	$ 67,819	$ 64,974	$ 65,070	$ 60,159	$ 64,813	$ 63,118	$ 62,275	$ 60,519	$ 58,566	$ 56,915	$ 57,601	$ 56,644	$ 56,716	$ 56,673	$ 55,995	$ 54,529	$ 53,434	$ 55,018	$ 55,707	$ 54,162	$ 53,250	$ 51,779			$ 51,010	$ 50,929	$ 51,546	$ 50,000
C000007949
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 13,644	13,581	13,167	13,256		11,918	12,742	12,641	12,685	11,568	12,678	12,462	13,478	13,678	13,879	13,557	13,491	12,928	12,949	11,975	12,904	12,569	12,403	12,056	11,669	11,342	11,481	11,292	11,309	11,303	11,171	10,881	10,665	10,984	11,125	10,819	10,639	10,347			10,196	10,182	10,307	10,000
C000007954
Account Value [Line Items]
Account Value	$ 62,585	62,325	61,120	61,648		57,445	59,766	59,654	59,766	55,895	59,105	57,756	61,046	62,101	62,788	62,079	62,151	60,680	60,902	57,785	59,704	58,474	58,052	56,621	55,442	53,777	54,245	53,505	53,707	54,166	53,903	52,995	52,140	53,175	53,728	52,950	52,438	51,263			50,600	50,466	51,051	50,000
C000007953
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,413	12,364	12,127	12,234		11,402	11,865	11,846	11,870	11,103	11,744	11,478	12,134	12,346	12,485	12,347	12,363	12,073	12,120	11,502	11,886	11,644	11,562	11,279	11,047	10,717	10,812	10,666	10,709	10,803	10,753	10,575	10,407	10,616	10,730	10,577	10,477	10,244			10,114	10,089	10,208	10,000
C000007956
Account Value [Line Items]
Account Value	$ 58,862	58,324	57,426	57,452		55,388	56,032	55,858	55,952	53,910	55,502	54,472	56,019	56,672	56,962	56,678	56,678	56,065	56,040	54,257	55,093	54,445	54,282	53,428	52,873	51,931	52,111	51,533	51,637	51,931	51,862	51,419	50,935	51,331	51,542	51,151	50,999	50,617			50,237	50,127	50,384	50,000
C000007955
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,674	11,570	11,394	11,401		10,994	11,124	11,092	11,112	10,709	11,027	10,825	11,135	11,267	11,327	11,272	11,275	11,155	11,152	10,799	10,968	10,841	10,811	10,643	10,535	10,349	10,386	10,273	10,296	10,357	10,346	10,260	10,166	10,248	10,293	10,218	10,189	10,115			10,042	10,022	10,075	10,000
C000007958
Account Value [Line Items]
Account Value	$ 65,896	65,685	63,924	64,739		58,513	62,368	62,097	62,349	56,992	61,845	60,564	65,364	66,417	67,353	66,158	66,148	64,014	64,359	60,271	63,041	61,467	60,735	59,027	57,333	55,503	56,195	55,359	55,610	55,790	55,302	54,055	53,112	54,473	55,222	54,006	53,171	51,635			50,933	50,708	51,451	50,000
C000007957
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 13,069	13,030	12,683	12,847		11,614	12,382	12,331	12,383	11,321	12,288	12,036	12,992	13,204	13,393	13,158	13,159	12,737	12,808	11,997	12,551	12,240	12,096	11,759	11,423	11,061	11,200	11,036	11,088	11,127	11,032	10,786	10,601	10,875	11,028	10,788	10,624	10,319			10,181	10,138	10,288	10,000
C000007960
Account Value [Line Items]
Account Value	$ 57,613	57,099	56,303	56,095		54,819	54,797	54,469	54,331	53,300	53,909	53,358	54,008	54,308	54,397	54,302	54,262	54,042	53,972	53,128	53,380	53,012	52,861	52,366	52,075	51,589	51,575	51,190	51,144	51,202	51,118	50,906	50,640	50,668	50,725	50,505	50,397	50,295			50,135	50,064	50,096	50,000
C000007959
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 11,426	11,327	11,171	11,132		10,881	10,879	10,816	10,790	10,588	10,711	10,604	10,735	10,797	10,817	10,800	10,794	10,752	10,741	10,575	10,627	10,556	10,528	10,432	10,376	10,281	10,279	10,204	10,198	10,212	10,198	10,158	10,107	10,115	10,130	10,089	10,069	10,051			10,021	10,009	10,017	10,000
C000153132
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 12,246	12,202	11,953	12,104		11,184	11,761	11,720	11,751	10,932	11,675	11,395	12,118	12,326	12,477	12,316	12,333	12,014	12,098	11,464	11,887	11,621	11,517	11,215	10,947	10,626	10,747	10,593	10,652	10,717	10,656	10,454	10,301	10,518	10,644	10,450	10,331	10,085		$ 10,000
C000153131
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 12,239	12,193	11,943	12,096		11,178	11,759	11,719	11,749	10,931	11,675	11,398	12,122	12,329	12,485	12,324	12,343	12,021	12,108	11,475	11,901	11,635	11,533	11,229	10,960	10,639	10,761	10,606	10,665	10,729	10,672	10,465	10,316	10,533	10,656	10,463	10,340	10,093	$ 10,000
C000247740
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 10,146				$ 10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	$ 62,740	62,552	61,231	61,921		57,195	60,295	59,982	60,175	55,721	59,741	58,306	62,196	63,305	64,187	63,296	63,392	61,679	62,143	58,746	60,946	59,539	58,983	57,503	56,096	54,414	54,967	54,167	54,323	54,694	54,426	53,337	52,474	53,521	54,287	53,260	52,621	51,434			50,762	50,583	51,231	50,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	12,510	12,246	12,384		11,439	12,059	11,996	12,035	11,144	11,948	11,661	12,439	12,661	12,838	12,659	12,678	12,336	12,429	11,749	12,189	11,908	11,797	11,501	11,219	10,883	10,993	10,833	10,865	10,939	10,885	10,667	10,495	10,704	10,857	10,652	10,524	10,287			10,152	10,117	10,246	10,000
NACC2 Index: Bloomberg 1-15 Year Municipal Bond Index
Account Value [Line Items]
Account Value	$ 61,290	61,035	60,083	60,649		56,998	59,144	58,992	59,143	55,624	58,596	56,999	59,998	61,088	61,771	61,157	61,265	60,020	60,324	57,516	59,111	57,901	57,554	56,187	55,162	53,555	53,981	53,215	53,377	53,841	53,661	52,784	51,975	52,817	53,423	52,675	52,218	51,230			50,581	50,422	50,949	50,000
NACC2 Index: Bloomberg 1-15 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Bond Index
Account Value	$ 12,258	12,207	12,017	12,130		11,400	11,829	11,798	11,829	11,125	11,719	11,400	12,000	12,218	12,354	12,231	12,253	12,004	12,065	11,503	11,822	11,580	11,511	11,237	11,032	10,711	10,796	10,643	10,675	10,768	10,732	10,557	10,395	10,563	10,685	10,535	10,444	10,246			10,116	10,084	10,190	10,000
NACC2 Index: Bloomberg 1-5 Year Municipal Bond Index
Account Value [Line Items]
Account Value	$ 57,550	57,043	56,193	56,459		54,489	55,244	55,105	55,334	53,319	55,140	53,880	55,583	56,459	56,734	56,493	56,485	56,005	56,035	54,380	55,053	54,383	54,271	53,302	52,834	51,842	52,110	51,437	51,630	51,926	51,912	51,505	51,008	51,249	51,569	51,187	51,005	50,697			50,295	50,124	50,333	50,000
NACC2 Index: Bloomberg 1-5 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Municipal Bond Index
Account Value	$ 11,510	11,409	11,239	11,292		10,898	11,049	11,021	11,067	10,664	11,028	10,776	11,117	11,292	11,347	11,299	11,297	11,201	11,207	10,876	11,011	10,877	10,854	10,660	10,567	10,368	10,422	10,287	10,326	10,385	10,382	10,301	10,202	10,250	10,314	10,237	10,201	10,139			10,059	10,025	10,067	10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	$ 62,740	62,552	61,231	61,921		57,195	60,295	59,982	60,175	55,721	59,741	58,306	62,196	63,305	64,187	63,296	63,392	61,679	62,143	58,746	60,946	59,539	58,983	57,503	56,096	54,414	54,967	54,167	54,323	54,694	54,426	53,337	52,474	53,521	54,287	53,260	52,621	51,434			50,762	50,583	51,231	50,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	12,510	12,246	12,384		11,439	12,059	11,996	12,035	11,144	11,948	11,661	12,439	12,661	12,838	12,659	12,678	12,336	12,429	11,749	12,189	11,908	11,797	11,501	11,219	10,883	10,993	10,833	10,865	10,939	10,885	10,667	10,495	10,704	10,857	10,652	10,524	10,287			10,152	10,117	10,246	10,000
NACC2 Index: Bloomberg 1 Year Municipal Bond Index
Account Value [Line Items]
Account Value	$ 56,680	56,275	55,459	55,371		54,281	54,297	53,983	54,021	52,987	53,805	53,096	53,827	54,175	54,254	54,167	54,108	53,904	53,898	53,238	53,273	52,916	52,800	52,270	51,971	51,455	51,526	51,071	51,067	51,123	51,064	50,890	50,643	50,580	50,728	50,527	50,463	50,379			50,183	50,117	50,098	50,000
NACC2 Index: Bloomberg 1 Year Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index
Account Value	$ 11,336	11,255	11,092	11,074		10,856	10,859	10,797	10,804	10,597	10,761	10,619	10,765	10,835	10,851	10,833	10,822	10,781	10,780	10,648	10,655	10,583	10,560	10,454	10,394	10,291	10,305	10,214	10,213	10,225	10,213	10,178	10,129	10,116	10,146	10,105	10,093	10,076			10,037	10,023	10,020	10,000
NACC2 Index: S&P National AMT-Free Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P National AMT-Free Municipal Bond Index
Account Value	$ 12,277	12,236	11,982	12,139		11,217	11,795	11,750	11,782	10,949	11,693	11,416	12,143	12,348	12,492	12,325	12,340	12,020	12,103	11,473	11,893	11,631	11,529	11,230	10,962	10,643	10,764	10,607	10,662	10,721	10,655	10,452	10,299	10,519	10,645	10,453	10,326	10,083		10,000
NACC2 Index: S&P National AMT-Free Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P National AMT-Free Municipal Bond Index
Account Value	$ 12,289	12,248	11,994	12,151		11,227	11,806	11,761	11,793	10,960	11,704	11,427	12,154	12,359	12,504	12,336	12,352	12,031	12,114	11,484	11,905	11,642	11,540	11,240	10,973	10,653	10,774	10,617	10,672	10,731	10,665	10,462	10,309	10,528	10,655	10,463	10,335	10,093	10,000
NACC2 Index: S&P Intermediate Term National AMT-Free Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Intermediate Term National AMT-Free Municipal Bond Index
Account Value	$ 10,153				10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	$ 62,740	62,552	61,231	61,921		57,195	60,295	59,982	60,175	55,721	59,741	58,306	62,196	63,305	64,187	63,296	63,392	61,679	62,143	58,746	60,946	59,539	58,983	57,503	56,096	54,414	54,967	54,167	54,323	54,694	54,426	53,337	52,474	53,521	54,287	53,260	52,621	51,434			50,762	50,583	51,231	50,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	12,510	12,246	12,384		11,439	12,059	11,996	12,035	11,144	11,948	11,661	12,439	12,661	12,838	12,659	12,678	12,336	12,429	11,749	12,189	11,908	11,797	11,501	11,219	10,883	10,993	10,833	10,865	10,939	10,885	10,667	10,495	10,704	10,857	10,652	10,524	10,287			10,152	10,117	10,246	10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	$ 62,740	62,552	61,231	61,921		57,195	60,295	59,982	60,175	55,721	59,741	58,306	62,196	63,305	64,187	63,296	63,392	61,679	62,143	58,746	60,946	59,539	58,983	57,503	56,096	54,414	54,967	54,167	54,323	54,694	54,426	53,337	52,474	53,521	54,287	53,260	52,621	51,434			50,762	50,583	51,231	50,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	12,510	12,246	12,384		11,439	12,059	11,996	12,035	11,144	11,948	11,661	12,439	12,661	12,838	12,659	12,678	12,336	12,429	11,749	12,189	11,908	11,797	11,501	11,219	10,883	10,993	10,833	10,865	10,939	10,885	10,667	10,495	10,704	10,857	10,652	10,524	10,287			10,152	10,117	10,246	10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	$ 62,740	62,552	61,231	61,921		57,195	60,295	59,982	60,175	55,721	59,741	58,306	62,196	63,305	64,187	63,296	63,392	61,679	62,143	58,746	60,946	59,539	58,983	57,503	56,096	54,414	54,967	54,167	54,323	54,694	54,426	53,337	52,474	53,521	54,287	53,260	52,621	51,434			50,762	50,583	51,231	50,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	12,510	12,246	12,384		11,439	12,059	11,996	12,035	11,144	11,948	11,661	12,439	12,661	12,838	12,659	12,678	12,336	12,429	11,749	12,189	11,908	11,797	11,501	11,219	10,883	10,993	10,833	10,865	10,939	10,885	10,667	10,495	10,704	10,857	10,652	10,524	10,287			$ 10,152	$ 10,117	$ 10,246	$ 10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,314	12,277	12,018	12,153		11,225	11,834	11,772	11,810	10,936	11,725	11,444	12,207	12,425	12,598	12,423	12,442	12,106	12,197	11,530	11,962	11,686	11,576	11,238	11,010	10,680	10,788	10,631	10,662	10,735	10,682	10,468	10,299	10,504	10,655	10,453	10,328	10,095		$ 10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,319	$ 12,282	$ 12,022	$ 12,158		$ 11,230	$ 11,839	$ 11,777	$ 11,815	$ 10,940	$ 11,730	$ 11,448	$ 12,212	$ 12,429	$ 12,603	$ 12,428	$ 12,447	$ 12,110	$ 12,201	$ 11,534	$ 11,966	$ 11,690	$ 11,581	$ 11,290	$ 11,014	$ 10,684	$ 10,792	$ 10,635	$ 10,666	$ 10,739	$ 10,686	$ 10,472	$ 10,303	$ 10,508	$ 10,659	$ 10,457	$ 10,332	$ 10,099	$ 10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,193				$ 10,000